Prepayments and Other Receivables - Schedule of Prepayments and Other Receivables (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Prepayments and Other Receivables [Abstract]
Prepaid insurance		$ 27,438	$ 34,790
Prepaid Nasdaq fee		630,000
Performance fee receivables		3,936,122
Receivable from Bsset Technology Limited	[1]		20,000
Others		21,166	32,659
Total		4,613,955	87,449
Allowance for expected credit loss			(2,076)	$ (2,076)
Prepayments and other receivables after allowance for expected credit loss		$ 4,613,955	$ 85,373

[1]	On March 28, 2023, the Company’s subsidiary, Metalpha, entered an investment agreement with Bsset Technology Limited (“Bsset”). According to the investment agreement, Metalpha transferred approximately US$100,013 to Bsset to invest in a crypto asset portfolio managed by Bsset. As of May 17, 2023, approximately US$80,010 have been received, while remaining still outstanding. Allowance for expected credit loss of US$2,076 was recorded in the consolidated statements of profit or loss and comprehensive loss for the year ended March 31, 2024.